Convertible Debts (Details) - USD ($)				6 Months Ended
	Oct. 13, 2025	Aug. 15, 2025	Apr. 03, 2025	Jun. 30, 2026
Convertible Debts [Line Items]
Gross proceeds	$ 10,000,000
Convertible Debts [Member]
Convertible Debts [Line Items]
Aggregate principal amount		$ 10,000,000
Convertible debt bears interest		3.00%
Matures issuance date		3 years
Conversion price per share (in Dollars per share)		$ 4.64
Interest expense				$ 147,945
Effective interest rate				3.00%
Ordinary Shares [Member]
Convertible Debts [Line Items]
Issuance of ordinary shares (in Shares)			2,664,000	2,155,172